Restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents Restricted Cash and Restricted Cash Equivalents [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total of the amounts shown in the consolidated statement of cash flows:

	December 31,	December 31,
	2018	2017

Cash and cash equivalents	$15,596	$22,081
Restricted cash	1,974	2,100

Cash, cash equivalents, and restricted cash	$17,570	$24,181